Segmented information	6 Months Ended
Apr. 30, 2021
Text block [abstract]
Segmented information
Note 15.    Segmented information
CIBC has four strategic business units (SBUs) – Canadian Personal and Business Banking, Canadian Commercial Banking and Wealth Management, U.S. Commercial Banking and Wealth Management, and Capital Markets. These SBUs are supported by Corporate and Other.
Canadian Personal and Business Banking provides personal and business clients across Canada with financial advice, products and services through banking centre, digital, mobile and remote channels.
Canadian Commercial Banking and Wealth Management provides high-touch, relationship-oriented banking and wealth management services to middle-market companies, entrepreneurs, high-net-worth
individuals and families across Canada, as well as asset management services to institutional investors.
U.S. Commercial Banking and Wealth Management provides commercial banking and private wealth services across the U.S., as well as personal and small business banking services in four U.S. Midwestern markets and focuses on middle-market and mid-corporate
companies and
high-net-worth
individuals and families.
Capital Markets provides integrated global markets products and services, investment banking advisory and execution, corporate banking solutions and top-ranked
research to our clients around the world. It includes Direct Financial Services which focuses on expanding CIBC’s digitally-enabled capabilities to provide a cohesive set of direct banking, direct investing and innovative multi-currency payment solutions for CIBC’s clients.
Corporate and Other includes the following functional groups – Technology, Infrastructure and Innovation, Risk Management, People, Culture and Brand, Finance and Enterprise Strategy, as well as other support groups. The expenses of these functional and support groups are generally allocated to the business lines within the SBUs. The majority of the functional and support costs of CIBC Bank USA are recognized directly in the U.S. Commercial Banking and Wealth Management SBU. Corporate and Other also includes the results of CIBC FirstCaribbean and other strategic investments, as well as other income statement and balance sheet items not directly attributable to the business lines.
Changes made to our business segments
The following changes were made in the first quarter of 2021:
•
Simplii Financial and CIBC Investor’s Edge, previously reported in Canadian Personal and Business Banking, are now part of the newly-created Direct Financial Services line of business in Capital Markets, along with certain other direct payment services that were previously in Capital Markets. This change was made to align with the mandates of the relevant SBUs.

•
The financial results associated with U.S. treasury activities in U.S. Commercial Banking and Wealth Management are now included within Treasury in Corporate and Other. In addition, the transfer pricing methodology between U.S. Commercial Banking and Wealth Management and Treasury in Corporate and Other has been enhanced. Both changes align the treatment of U.S. Commercial Banking and Wealth Management with our other SBUs, and allow for better management of interest rate and liquidity risks.

These changes impacted the results of our SBUs. Prior period amounts were revised accordingly. There was no impact on consolidated net income resulting from these changes.

$ millions, for the three months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2021	Net interest income (1)	$1,425	$305	$351	$662	$4	$2,747
Apr. 30	Non-interest income (2)	516	830	181	532	126	2,185
	Total revenue (1)	1,941	1,135	532	1,194	130	4,932
	Provision for (reversal of) credit losses	65	(18)	(12)	(11)	8	32
	Amortization and impairment (3)	53	7	27	3	159	249
	Other non-interest expenses	1,005	601	244	535	122	2,507
	Income (loss) before income taxes	818	545	273	667	(159)	2,144
	Income taxes (1)	215	146	57	172	(97)	493
	Net income (loss)	$603	$399	$216	$495	$(62)	$1,651
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$4	$4
	Equity shareholders	603	399	216	495	(66)	1,647
	Average assets (4)	$266,763	$67,969	$46,364	$250,627	$163,650	$795,373
2021	Net interest income (1)	$1,483	$298	$374	$682	$2	$2,839
Jan. 31	Non-interest income (2)	542	790	187	492	113	2,124
	Total revenue (1)	2,025	1,088	561	1,174	115	4,963
	Provision for credit losses	54	33	45	5	10	147
	Amortization and impairment (3)	53	7	28	2	147	237
	Other non-interest expenses	1,033	565	252	520	119	2,489
	Income (loss) before income taxes	885	483	236	647	(161)	2,090
	Income taxes (1)	233	129	48	154	(99)	465
	Net income (loss)	$652	$354	$188	$493	$(62)	$1,625
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$4	$4
	Equity shareholders	652	354	188	493	(66)	1,621
	Average assets (4)	$261,542	$65,774	$47,501	$250,418	$174,713	$799,948
2020	Net interest income (1)	$1,432	$321	$370	$568	$71	$2,762
Apr. 30 (5)	Non-interest income (2)	504	704	141	399	68	1,816
	Total revenue (1)	1,936	1,025	511	967	139	4,578
	Provision for credit losses	640	186	230	236	120	1,412
	Amortization and impairment (3)	57	7	34	2	180	280
	Other non-interest expenses	1,017	552	257	490	108	2,424
	Income (loss) before income taxes	222	280	(10)	239	(269)	462
	Income taxes (1)	59	74	(25)	62	(100)	70
	Net income (loss)	$163	$206	$15	$177	$(169)	$392
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$(8)	$(8)
	Equity shareholders	163	206	15	177	(161)	400
	Average assets (4)	$251,898	$66,931	$49,182	$235,064	$122,626	$725,701
(1)
Capital Markets net interest income and income taxes includes a taxable equivalent basis (TEB) adjustment of $51 million for the three months ended April 30, 2021 (January 31, 2021: $54 million; April 30, 2020: $46 million) with an equivalent offset in Corporate and Other.

(2)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Manufacturer / Customer Segment / Distributor Management Model.
(3)
Comprises amortization and impairment of buildings,
right-of-use
assets, furniture, equipment, leasehold improvements, software and other intangible assets. The three months ended April 30, 2020 includes goodwill impairment.

(4)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(5)	Certain prior period information has been revised. See the “Changes made to our business segments” section for additional details.

$ millions, for the six months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2021	Net interest income (1)	$2,908	$603	$725	$1,344	$6	$5,586
Apr. 30	Non-interest income (2)	1,058	1,620	368	1,024	239	4,309
	Total revenue (1)	3,966	2,223	1,093	2,368	245	9,895
	Provision for (reversal of) credit losses	119	15	33	(6)	18	179
	Amortization and impairment (3)	106	14	55	5	306	486
	Other non-interest expenses	2,038	1,166	496	1,055	241	4,996
	Income (loss) before income taxes	1,703	1,028	509	1,314	(320)	4,234
	Income taxes (1)	448	275	105	326	(196)	958
	Net income (loss)	$1,255	$753	$404	$988	$(124)	$3,276
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$8	$8
	Equity shareholders	1,255	753	404	988	(132)	3,268
	Average assets (4)	$264,109	$66,853	$46,942	$250,521	$169,273	$797,698
2020	Net interest income (1)	$2,937	$636	$712	$1,066	$172	$5,523
Apr. 30 (5)	Non-interest income (2)	1,078	1,444	300	907	181	3,910
	Total revenue (1)	4,015	2,080	1,012	1,973	353	9,433
	Provision for credit losses	851	221	245	230	126	1,673
	Amortization and impairment (3)	114	14	66	5	327	526
	Other non-interest expenses	2,046	1,106	523	979	589	5,243
	Income (loss) before income taxes	1,004	739	178	759	(689)	1,991
	Income taxes (1)	266	197	(2)	204	(278)	387
	Net income (loss)	$738	$542	$180	$555	$(411)	$1,604
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$(1)	$(1)
	Equity shareholders	738	542	180	555	(410)	1,605
	Average assets (4)	$251,745	$66,085	$46,972	$223,998	$113,562	$702,362
(1)
Capital Markets net interest income and income taxes includes a TEB adjustment of $105 million, for the six months ended April 30, 2021 (April 30, 2020: $95 million) with an equivalent offset in Corporate and Other.

(2)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Manufacturer / Customer Segment / Distributor Management Model.
(3)
Comprises amortization and impairment of buildings,
right-of-use
assets, furniture, equipment, leasehold improvements, software and other intangible assets. The six months ended April 30, 2020 includes goodwill impairment.

(4)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(5)	Certain prior period information has been revised. See the “Changes made to our business segments” section for additional details.